FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

September 3, 2015

Filed Via EDGAR (CIK #0000856119)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

      RE:   Franklin Value Investors Trust (Registrant)

      File Nos. 033-31326 and 811-05878

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 50 under the Securities Act of 1933, (“1933 Act”) as amended, and Amendment No. 51 under the Investment Company Act of 1940, as amended, to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed pursuant to Rule 485(a) under the 1933 Act.

The filing has been made in order to: (1) disclose that Franklin Value Investors Trust, a Delaware statutory trust, had adopted the Registrant’s registration statement as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended; (2) file certain exhibits relating to Franklin Value Investors Trust, a Delaware statutory trust; (3) disclose that the Trust may operate under a manager of managers structure, as previously approved by the Registrant’s shareholders; (4) include information regarding the Trustees recently elected by the Registrant’s shareholders; (5) update certain financial information; and (6) to make certain other non-material changes deemed appropriate.

We undertake to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act, for the purpose of updating the principal shareholder information.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-2018 or the address shown above.

Sincerely yours,

FRANKLIN VALUE INVESTORS TRUST

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

SJG/dac

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